Inventories	12 Months Ended
Sep. 30, 2022
Disclosure Of Inventories [Abstract]
Inventories [Text Block]

6.     Inventories

The following table presents a breakdown of our inventories:

	September 30,	September 30,
	2022	2021
Finished goods	$49,643	$-
Work-in-progress	21,350	-
Raw materials	322,545	90,299
Total	$393,538	$90,299

There was no impairment of inventories during the year ended September 30, 2022 (2021 - $nil).